SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,
	2020		2019
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	35,600,088	150,000,000	25,754,297

Schedule of Changes in Share Capital
Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding on January 1, 2019	25,754,297	515,086

Exercise of options	-	-

Outstanding on December 31, 2019	25,754,297	515,086

Exercise of options	43,438	869

Issuance of ordinary shares	9,802,353	196,047

Outstanding on December 31, 2020	35,600,088	712,002

Schedule of Composition Non-Controlling Interests
Composition of non-controlling interests in the statement of financial position:

	December 31,
	2020	2019

Balance on January 1,	$10,073	$253

Shares issuance by a subsidiary to a non-controlling interest	-	10,042

Share-based compensation	3,742	764

Exercise of subsidiary options	(156)	-

Benefit to non-controlling interests regarding Share-based compensation	10	17

Loss attributed to non-controlling interests	(2,832)	(1,003)

Balance on December 31,	$10,837	$10,073